Subsequent Events - Additional Information (Details) - USD ($)	Apr. 11, 2024	Apr. 04, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Common stock warrants issued				4,638,454
Exercise price of warrant			$ 10.16	$ 10.2
Common Stock Warrants [Member]
Subsequent Event [Line Items]
Common stock warrants issued				4,638,454	644,980
Exercise price of warrant				$ 10.2	$ 2.08
Class of warrants or rights term				5 years
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Stock issued during period, shares, new issues	1,331,452	1,331,452
Sale of stock, price per share		$ 2.25
Gross proceeds from issuance of private placement	$ 3,001,235	$ 3,001,235
Subsequent Event [Member] | Private Placement [Member] | Common Stock Warrants [Member]
Subsequent Event [Line Items]
Common stock warrants issued		89,787
Exercise price of warrant		$ 2.81
Class of warrants or rights term		5 years
Subsequent Event [Member] | Private Placement [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Sale of stock, price per share		$ 2.88